SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 ----------------

                            DWS Core Plus Income Fund

The fund's Board has approved the transition of Deutsche Asset Management's management of the high yield portion of the fund to Aberdeen Asset Management, Inc., the fund's subadvisor. This portion of the fund will be managed by the same portfolio management team currently responsible for the core bond and active fixed income portions of the fund.












               Please Retain This Supplement for Future Reference



                                                                     [Logo]DWS
                                                                       SCUDDER
Augyst 3, 2006                                             Deutsche Bank Group